SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Q2) (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 10, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Common Stock Subject To Possible Redemption [Abstract]
Interest earned on marketable securities held in Trust Account			$ 3,435			$ 6,833		$ 11,254
Weighted average shares outstanding, basic and diluted								6,238,411
Basic and diluted net income per common share		$ 0.00						$ (0.89)
Common Stock Not Subject To Redemptioin [Abstract]
Net loss		$ (1,000)	(4,669,435)	$ 4,641,710	$ 0	(27,725)		$ (2,061,769)
Non-Redeemable Net Loss		$ (1,000)						$ (2,061,769)
Basic and diluted net loss per common share		$ 0.00						$ (0.89)
Class A Common Stock Subject to Redemption
Common Stock Subject To Possible Redemption [Abstract]
Interest earned on marketable securities held in Trust Account			3,435			6,833
Less: Income taxes and franchise fees			$ (3,435)			$ (6,833)
Weighted average shares outstanding, basic and diluted			20,821,035			21,926,782
Class A Common Stock Not Subject to Redemption
Common Stock Subject To Possible Redemption [Abstract]
Weighted average shares outstanding, basic and diluted			8,485,715		4,725,275	8,809,768	4,725,275
Basic and diluted net income per common share			$ (0.54)
Common Stock Not Subject To Redemptioin [Abstract]
Net loss			$ (4,669,435)			$ (27,725)
Non-Redeemable Net Loss			$ (4,669,435)			$ (27,725)
Weighted average shares outstanding, basic and diluted			8,578,965		4,725,275	8,809,768	4,725,278
Basic and diluted net loss per common share			$ (0.54)
Maximum
Common Stock Not Subject To Redemptioin [Abstract]
Shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters	750,000